Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2024 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2025	¥ 9,275,101	$ 1,270,684
2026	4,899,775	671,266
2027	2,256,150	309,091
2028	1,355,071	185,644
2029 and thereafter	497,584	68,169
Future minimum payments under non-cancelable agreements	¥ 18,283,681	$ 2,504,854